Stockholders' (deficit) equity (Details) - shares	Aug. 15, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Common stock, shares authorized	59,504,853	59,504,853
Common stock, shares Held by Members as of	37,521,426	33,509,272
Common Units [Member]
Class of Stock [Line Items]
Common stock, shares authorized	34,438,298	34,438,298
Common stock, shares Held by Members as of	13,452,262	9,440,108
Series A Preferred [Member]
Class of Stock [Line Items]
Common stock, shares authorized	4,834,906	4,834,906
Common stock, shares Held by Members as of	4,834,906	4,834,906
Series B Preferred [Member]
Class of Stock [Line Items]
Common stock, shares authorized	6,820,450	6,820,450
Common stock, shares Held by Members as of	6,774,923	6,774,923
Series C Preferred [Member]
Class of Stock [Line Items]
Common stock, shares authorized	3,142,815	3,142,815
Common stock, shares Held by Members as of	3,141,500	3,141,500
Series D Preferred [Member]
Class of Stock [Line Items]
Common stock, shares authorized	2,816,403	2,816,403
Common stock, shares Held by Members as of	2,787,707	2,787,707
Series E Preferred [Member]
Class of Stock [Line Items]
Common stock, shares authorized	7,451,981	7,451,981
Common stock, shares Held by Members as of	6,530,128	6,530,128